Offerings	Jun. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2031
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99828
Maximum Aggregate Offering Price	$ 698,796,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,504.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fees in connection with the registration statement on Form S-3 (File No. 333-286741), which became automatically effective on April 25, 2025, paid with the filing of this prospectus supplement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.98977
Maximum Aggregate Offering Price	$ 494,885,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,344.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fees in connection with the registration statement on Form S-3 (File No. 333-286741), which became automatically effective on April 25, 2025, paid with the filing of this prospectus supplement.